Summary of Significant Accounting Policies (Details) - Summary of reconciliation of cash flow from common stock subject to possible redemption to redemption value - Common Class A [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Summary of reconciliation of cash flow from common stock subject to possible redemption to redemption value [Line Items]
Gross proceeds	$ 175,000,000
IPO Costs allocated to Public Warrants	(5,250,000)
Class A common stock issuance costs	(12,346,005)	$ 13,468,845
Plus: Accretion of carrying value to redemption value	21,096,005	$ 96,795	$ 2,662,553
Class A common stock subject to possible redemption	$ 178,500,000		13,468,845
Less: Redemption of shares			$ (167,693,708)